NOTES PAYABLE	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Debt Disclosure [Abstract]
Short-Term Debt [Text Block]
NOTE 7 – NOTES PAYABLE

Notes payable as of August 31 and February 28, 2011 consist of the following:
	August 31, 2011	February 28, 2011

Demand note payable, at 10%	$87,500	$82,500
Convertible note payable, at 7%, convertible into common stock at $3 per share plus accrued interest, due in May 2013. This note was converted into 666,667 shares at face value plus $17,522 of accrued interest on August 31, 2011.	-	500,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due in September 2011. This note was converted into 325,612 shares at face value plus $40,953 of accrued interest as of August 31, 2011.	-	200,000
Convertible note payable, at 10%, convertible into common stock at $0.75 per share plus accrued interest, due in September 2011.	90,000	90,000
	177,500	872,500

Less: Current portion	$177,500	$372,500

Long-term portion	$-	$500,000

NOTE 6 – NOTES PAYABLE

Notes payable at February 28, 2011 and February 28, 2010 consisted of the following:

	February 28, 2011	February 28, 2010

Demand notes payable (a)	$82,500	$90,000
Convertible notes payable (b)	790,000	907,500
	872,500	997,500

Less: Current portion	372,500	497,500

Long-term portion	$500,000	$500,000

(a)
Consists of one unsecured demand note payable of $50,000, with interest at an annual rate of 10%, on which $5,229 in interest was accrued during the year ended February 28, 2011, and an unsecured demand note payable with a balance of $32,500, with interest at an annual rate of 10%, on which $4,932 in interest was accrued during the year ended February 28, 2011.

(b)
Consists of an unsecured convertible note payable totaling $500,000, bearing interest at a rate of 7%, due in 2013. The note is convertible into our common stock at a price of $3 per share. The Company accrued  interest of $34,986 on the note during the year ended February 28, 2011, of which $26,226 was paid. Also consists of two unsecured convertible notes entered into during the second quarter of fiscal 2010 totaling $290,000. The notes carry an interest rate of 10%, are for a term of 180 days, and are convertible into common stock of the company at $0.75 per share. The company accrued interest of $30,331 on the notes during the year ended February 28, 2011.  Except for the $500,000 note due in 2013, these notes are past due and therefore due on demand.

Future maturities of notes payable at February 28, 2011 are as follows:

Year Ending February 28,
2012	$372,500
2013	500,000
Total	$872,500